Income Taxes - Temporary Differences in Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Deferred tax assets	$ 2,282	$ 1,848
Deferred tax liabilities	630	322
Net deferred tax asset	$ 1,652	$ 1,526